INVENTORIES (Details 1) - Inventory Provision [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (141.1)	R$ (142.5)
Effects of cumulative translation adjustment	6.9	(16.7)
Provisions	(195.5)	(264.0)
Write-off	214.6	282.1
Reclassified to assets held for sale	4.0
Final balance	R$ (111.1)	R$ (141.1)